Summary of significant accounting policies (Revenue is recognized and disaggregated) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 2,217,551,285	$ 1,976,907,231	$ 1,561,624,693
Revenue from Contract with Customer, Excluding Assessed Tax	2,207,966,313	1,968,174,432
Real Estate Sales [Member]
Revenue from External Customer [Line Items]
Revenues	2,139,370,792	1,924,560,806
Real estate management services income [Member]
Revenue from External Customer [Line Items]
Revenues	63,447,420	41,738,319	30,022,747
Other revenue [Member]
Revenue from External Customer [Line Items]
Revenues	5,148,101	1,875,307
Real estate lease income [Member]
Revenue from External Customer [Line Items]
Revenues	$ 9,584,972	$ 8,732,799	$ 5,946,051